VINTAGE UNIVERSAL LIFE

ANNUAL REPORT
DECEMBER 31, 1996

                 THE TRAVELERS VARIABLE LIFE INSURANCE
                 SEPARATE ACCOUNT ONE


[TRAVELERSLIFE LOGO]

The Travelers Insurance Company
The Travelers Life and Annuity Company
One Tower Square
Hartford, CT 06183

                     THE TRAVELERS VARIABLE LIFE INSURANCE
                              SEPARATE ACCOUNT ONE

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1996


ASSETS:
  Investments in eligible funds at market value:
    The Travelers Series Trust:
      Zero Coupon Bond Fund Portfolio Series 1998, 20,609 shares (cost $209,330).........   $  205,883
      Zero Coupon Bond Fund Portfolio Series 2000, 43,293 shares (cost $435,847).........      431,199
      Zero Coupon Bond Fund Portfolio Series 2005, 45,275 shares (cost $449,168).........      451,392
    Travelers Series Fund Inc.:
      Alliance Growth Portfolio, 161,749 shares (cost $2,425,243)........................    2,714,156
      Van Kampen American Capital Enterprise Portfolio, 106,235 shares (cost $1,510,783).    1,679,583
      TBC Managed Income Portfolio, 28,763 shares (cost $306,389)........................      307,767
      Smith Barney High Income Portfolio, 139,118 shares (cost $1,601,265)...............    1,647,158
      Smith Barney International Equity Portfolio, 142,956 shares (cost $1,674,173)......    1,795,532
      Smith Barney Income and Growth Portfolio, 85,294 shares (cost $1,190,319)..........    1,284,531
      Smith Barney Money Market Portfolio, 3,510,513 shares (cost $3,510,513)............    3,510,513
      Putnam Diversified Income Portfolio, 57,305 shares (cost $656,616).................      663,022
      MFS Total Return Portfolio, 147,888 shares (cost $1,851,396).......................    1,947,679
      AIM Capital Appreciation Portfolio, 212,176 shares (cost $2,193,621)...............    2,340,306
    Smith Barney Series Fund:
      Total Return Portfolio, 169,813 shares (cost $2,372,554)...........................    2,671,156
                                                                                           -----------
        Total Investments (cost $20,387,217).............................................                $ 21,649,877

  Receivables:
    Dividends............................................................................                      60,296
    Premium payments and transfers from other Travelers accounts.........................                      27,964
  Other assets...........................................................................                          77
                                                                                                        -------------

        Total Assets.....................................................................                  21,738,214
                                                                                                        -------------

LIABILITIES:
  Payable for contract surrenders and transfers to other Travelers accounts..............                      37,817
  Accrued liabilities....................................................................                       3,068
                                                                                                        -------------

        Total Liabilities................................................................                      40,885
                                                                                                        -------------

NET ASSETS:                                                                                              $ 21,697,329
                                                                                                        =============





                       See Notes to Financial Statements

                     THE TRAVELERS VARIABLE LIFE INSURANCE
                              SEPARATE ACCOUNT ONE

                            STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 1996


INVESTMENT INCOME:

  Dividends................................................                   $    594,038

EXPENSES:
  Insurance charges........................................     $   123,962
  Administrative fees......................................          55,266
                                                                -----------

    Total expenses.........................................                        179,228
                                                                              ------------

      Net investment income................................                        414,810
                                                                              ------------

REALIZED GAIN AND CHANGE IN UNREALIZED GAIN ON
  INVESTMENTS:
  Realized gain from investment transactions:
    Proceeds from investments sold.........................      14,137,048
    Cost of investments sold...............................      14,032,333
                                                                -----------

      Net realized gain....................................                        104,715

  Change in unrealized gain on investments:
    Unrealized gain at December 31, 1995...................             944
    Unrealized gain at December 31, 1996...................       1,262,660
                                                                -----------

      Net change in unrealized gain for the year...........                      1,261,716
                                                                              ------------

        Net realized gain and change in unrealized gain....                      1,366,431
                                                                              ------------

  Net increase in net assets resulting from operations.....                   $  1,781,241
                                                                              ============


                       See Notes to Financial Statements

                     THE TRAVELERS VARIABLE LIFE INSURANCE
                              SEPARATE ACCOUNT ONE

                       STATEMENT OF CHANGES IN NET ASSETS
                    FOR THE YEAR ENDED DECEMBER 31, 1996 AND
            THE PERIOD OCTOBER 10, 1995 (DATE OPERATIONS COMMENCED)
                              TO DECEMBER 31, 1995


                                                                                     1996                     1995
                                                                                     ----                     ----
OPERATIONS:
  Net investment income..................................................      $        414,810          $        9,547
  Net realized gain from investment transactions.........................               104,715                       2
  Net change in unrealized gain on investments...........................             1,261,716                     944
                                                                               ----------------          --------------

    Net increase in net assets resulting from operations.................             1,781,241                  10,493
                                                                               ----------------          --------------

UNIT TRANSACTIONS:
  Participant premium payments
     (applicable to 20,300,668 and 1,807,237 units, respectively)........            20,747,433               1,818,712
  Participant transfers from other Travelers accounts
     (applicable to 16,483,710 and 348,619 units, respectively)..........            17,805,104                 349,129
  Contract surrenders
     (applicable to 289,255 and 5,623 units, respectively)...............              (314,374)                 (5,661)
  Participant transfers to other Travelers accounts
     (applicable to 19,639,934 and 346,689 units, respectively)..........           (20,145,618)               (349,130)
                                                                               ----------------          --------------

       Net increase in net assets resulting from unit transactions.......            18,092,545               1,813,050
                                                                               ----------------          --------------

         Net increase in net assets......................................            19,873,786               1,823,543

NET ASSETS:
  Beginning of period....................................................             1,823,543                       -
                                                                               ----------------          --------------

  End of period..........................................................      $     21,697,329          $    1,823,543
                                                                               ================          ==============



                       See Notes to Financial Statements

                         NOTES TO FINANCIAL STATEMENTS

1.  SIGNIFICANT ACCOUNTING POLICIES

The Travelers Variable Life Insurance Separate Account One ("Separate Account One") is a separate account of The Travelers Life and Annuity Company ("Travelers Life"), which is a wholly owned subsidiary of The Travelers Insurance Company ("The Travelers"), an indirect wholly owned subsidiary of Travelers Group Inc., and is available for funding certain variable life insurance contracts issued by Travelers Life. Separate Account One is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

Participant premium payments applied to Separate Account One are invested in one or more eligible funds in accordance with the selection made by the contract owner. As of December 31, 1996, the eligible funds available under Separate Account One are: Zero Coupon Bond Fund Portfolio Series 1998, Zero Coupon Bond Fund Portfolio Series 2000 and Zero Coupon Bond Fund Portfolio Series 2005 of The Travelers Series Trust; Alliance Growth Portfolio, Van Kampen American Capital Enterprise Portfolio (formerly American Capital Enterprise Portfolio), TBC Managed Income Portfolio, Smith Barney High Income Portfolio, Smith Barney International Equity Portfolio, Smith Barney Income and Growth Portfolio, Smith Barney Money Market Portfolio, Putnam Diversified Income Portfolio, MFS Total Return Portfolio and AIM Capital Appreciation Portfolio of Travelers Series Fund Inc. (formerly Smith Barney/Travelers Series Fund Inc.); and Total Return Portfolio of Smith Barney Series Fund. All eligible funds are managed by affiliates of The Travelers. The Travelers Series Trust and Smith Barney Series Fund are registered as Massachusetts business trusts. Travelers Series Fund Inc. is incorporated under Maryland law.

The following is a summary of significant accounting policies consistently followed by Separate Account One in the preparation of its financial statements.

SECURITY VALUATION. Investments are valued daily at the net asset values per share of the underlying funds.

FEDERAL INCOME TAXES. The operations of Separate Account One form a part of the total operations of Travelers Life and are not taxed separately. Travelers Life is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income of Separate Account One. Separate Account One is not taxed as a "regulated investment company" under Subchapter M of the Code.

OTHER. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date.

2.  INVESTMENTS

Purchases and sales of investments aggregated $32,604,326 and $14,137,048, respectively, for the year ended December 31, 1996. Realized gains and losses from investment transactions are reported on an identified cost basis. The cost of investments in eligible funds was $20,387,217 at December 31, 1996. Gross unrealized appreciation for all investments at December 31, 1996 was $1,270,755. Gross unrealized depreciation for all investments at December 31, 1996 was $8,095.

3.  CONTRACT CHARGES

Insurance charges are paid for the mortality and expense risks assumed by Travelers Life. These charges are equivalent to 0.90% of the average net assets of Separate Account One on an annual basis. (Contracts in this category are identified as Price I in Note 4.) For any contract year that follows a contract year in which the participant's average net fund growth rate (as described in the prospectus) is 6.5% or greater, these charges will be reduced to 0.75%. (Contracts in this category are identified as Price II in Note 4.)

Administrative fees are paid for administrative expenses incurred by Travelers Life. This charge is equivalent to 0.40% of the average net assets of Separate Account One on an annual basis.

Travelers Life receives contingent surrender charges on full or partial contract surrenders. Such charges are computed by applying various percentages to premiums and/or stated contract amounts (as descibed in the prospectus). Travelers Life received no contingent surrender charges for the year ended December 31, 1996 and the period October 10, 1995 (date operations commenced) to December 31, 1995.

4.  NET CONTRACT OWNERS' EQUITY

                                                               DECEMBER 31, 1996
                                                    -------------------------------------------
                                                                      UNIT          NET
                                                        UNITS         VALUE        ASSETS
                                                        -----         -----        ------
The Travelers Series Trust
 Zero Coupon Bond Fund Portfolio Series 1998
  Price I..........................................      182,100   $   1.025   $    186,682
  Price II.........................................       29,510       1.027         30,299
 Zero Coupon Bond Fund Portfolio Series 2000
  Price I..........................................      417,629       1.013        423,261
  Price II.........................................       29,511       1.015         29,953
 Zero Coupon Bond Fund Portfolio Series 2005
  Price I..........................................      409,861       0.994        407,485
  Price II.........................................       65,630       0.996         65,346

Travelers Series Fund Inc.
 Alliance Growth Portfolio
  Price I..........................................    1,745,451       1.318      2,300,857
  Price II.........................................      317,986       1.321        419,908
 Van Kampen American Capital Enterprise Portfolio
  Price I..........................................    1,138,904       1.229      1,399,652
  Price II.........................................      227,229       1.231        279,693
 TBC Managed Income Portfolio
  Price I..........................................      304,658       1.010        307,723
 Smith Barney High Income Portfolio
  Price I..........................................    1,218,684       1.148      1,398,475
  Price II.........................................      216,132       1.150        248,453
 Smith Barney International Equity Portfolio
  Price I..........................................    1,387,928       1.195      1,658,706
  Price II.........................................      119,947       1.197        143,570
 Smith Barney Income and Growth Portfolio
  Price I..........................................      915,908       1.179      1,079,437
  Price II.........................................      173,648       1.180        204,980
 Smith Barney Money Market Portfolio
  Price I..........................................    3,284,747       1.045      3,431,746
  Price II.........................................       43,976       1.047         46,029
 Putnam Diversified Income Portfolio
  Price I..........................................      514,322       1.066        548,433
  Price II.........................................      107,216       1.068        114,497
 MFS Total Return Portfolio
  Price I..........................................    1,596,213       1.138      1,817,181
  Price II.........................................      120,333       1.140        137,211
 AIM Capital Appreciation Portfolio
  Price I..........................................    1,687,160       1.158      1,953,242
  Price II.........................................      333,531       1.160        386,739

Smith Barney Series Fund
 Total Return Portfolio
  Price I..........................................    1,780,183       1.293      2,301,717
  Price II.........................................      290,336       1.295        376,054
                                                                               ------------

Net Contract Owners' Equity..................................................  $ 21,697,329
                                                                               ============


                      This page intentionally left blank.

5. SCHEDULE OF SEPARATE ACCOUNT ONE OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1996 AND THE PERIOD OCTOBER 10, 1995 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 1995





                                                                     ZERO COUPON BOND              ZERO COUPON BOND
                                                                      FUND PORTFOLIO                FUND PORTFOLIO
                                                                        SERIES 1998                   SERIES 2000
                                                            ----------------------------- -----------------------------
                                                                  1996           1995           1996           1995
                                                                  ----           ----           ----           ----
INVESTMENT INCOME:
Dividends.................................................    $   11,484      $       -     $   22,438      $       -
                                                              ----------      ---------     ----------      ---------

EXPENSES:
Insurance charges.........................................         1,122              -          2,555              -
Administrative fees.......................................           501              -          1,138              -
                                                              ----------      ---------     ----------      ---------
      Net investment income (loss)........................         9,861              -         18,745              -
                                                              ----------      ---------     ----------      ---------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
    Proceeds from investments sold........................         3,588              -         11,330              -
    Cost of investments sold..............................         3,569              -         11,396              -
                                                              ----------      ---------     ----------      ---------

      Net realized gain (loss)............................            19              -            (66)             -
                                                              ----------      ---------     ----------      ---------

Change in unrealized gain (loss) on investments:
    Unrealized gain (loss) beginning of period............             -              -              -              -
    Unrealized gain (loss) end of period..................        (3,447)             -         (4,648)             -
                                                              ----------      ---------     ----------      ---------

      Net change in unrealized gain (loss) for the period.        (3,447)             -         (4,648)             -
                                                              ----------      ---------     ----------      ---------

Net increase in net assets
      resulting from operations...........................         6,433              -         14,031              -
                                                              ----------      ---------     ----------      ---------



UNIT TRANSACTIONS:
Participant premium payments..............................             -              -              -              -
Participant transfers from other Travelers accounts.......       212,787              -        447,366              -
Contract surrenders.......................................        (2,239)             -         (5,340)             -
Participant transfers to other Travelers accounts.........             -              -         (2,843)             -
                                                              ----------      ---------     ----------      ---------

    Net increase in net assets resulting
      from unit transactions..............................       210,548              -        439,183              -
                                                              ----------      ---------     ----------      ---------

      Net increase in net assets..........................       216,981              -        453,214              -



NET ASSETS:
    Beginning of period...................................             -              -              -              -
                                                              ----------      ---------     ----------      ---------

    End of period.........................................    $  216,981      $       -     $  453,214      $       -
                                                              ==========      =========     ==========      =========


                                                                      ZERO COUPON BOND
                                                                       FUND PORTFOLIO
                                                                         SERIES 2005
                                                             -----------------------------
                                                                   1996          1995
                                                                   ----          ----
INVESTMENT INCOME:
Dividends.................................................     $    21,875    $        -
                                                               -----------    ----------

EXPENSES:
Insurance charges.........................................           2,369             -
Administrative fees.......................................           1,058             -
                                                               -----------    ----------
      Net investment income (loss)........................          18,448             -
                                                               -----------    ----------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
    Proceeds from investments sold........................           6,922             -
    Cost of investments sold..............................           7,212             -
                                                               -----------    ----------

      Net realized gain (loss)............................            (290)            -
                                                               -----------    ----------

Change in unrealized gain (loss) on investments:
    Unrealized gain (loss) beginning of period............               -             -
    Unrealized gain (loss) end of period..................           2,224             -
                                                               -----------    ----------

      Net change in unrealized gain (loss) for the period.           2,224             -
                                                               -----------    ----------

Net increase in net assets
      resulting from operations...........................          20,382             -
                                                               -----------    ----------



UNIT TRANSACTIONS:
Participant premium payments..............................               -             -
Participant transfers from other Travelers accounts.......         457,424             -
Contract surrenders.......................................          (4,975)            -
Participant transfers to other Travelers accounts.........               -             -
                                                               -----------    ----------

    Net increase in net assets resulting
      from unit transactions..............................         452,449             -
                                                               -----------    ----------

      Net increase in net assets..........................         472,831             -



NET ASSETS:
    Beginning of period...................................               -             -
                                                               -----------    ----------

    End of period.........................................     $   472,831    $        -
                                                               ===========    ==========

                                       VAN KAMPEN
                                    AMERICAN CAPITAL                  TBC MANAGED                  SMITH BARNEY
 ALLIANCE GROWTH PORTFOLIO        ENTERPRISE PORTFOLIO             INCOME PORTFOLIO           HIGH INCOME PORTFOLIO
---------------------------   ---------------------------   ---------------------------   ----------------------------
     1996           1995           1996           1995           1996           1995           1996           1995
     ----           ----           ----           ----           ----           ----           ----           ----
$     99,350  $       2,884   $      5,283  $       1,621   $     13,493  $           -   $     93,822     $      220
------------  -------------   ------------  -------------   ------------  -------------   ------------  -------------

      13,339             42          8,988             15          1,970              -          9,312              8
       5,958             19          4,013              7            876              -          4,148              4
------------  -------------   ------------  -------------   ------------  -------------   ------------  -------------
      80,053          2,823         (7,718)         1,599         10,647              -         80,362            208
------------  -------------   ------------  -------------   ------------  -------------   ------------  -------------




     229,640             60        159,079              -          6,423              -         28,023             23
     202,194             59        145,576              -          6,511              -         26,546             23
------------  -------------   ------------  -------------   ------------  -------------   ------------  -------------

      27,446              1         13,503              -            (88)             -          1,477              -
------------  -------------   ------------  -------------   ------------  -------------   ------------  -------------


        (249)             -           (546)             -              -              -            (75)             -
     288,913           (249)       168,800           (546)         1,378              -         45,893            (75)
------------  -------------   ------------  -------------   ------------  -------------   ------------  -------------

     289,162           (249)       169,346           (546)         1,378              -         45,968            (75)
------------  -------------   ------------  -------------   ------------  -------------   ------------  -------------


     396,661          2,575        175,131          1,053         11,937              -        127,807            133
------------  -------------   ------------  -------------   ------------  -------------   ------------  -------------




           -              -              -              -              -              -              -              -
   2,374,269         97,916      1,548,355         52,343        300,251              -      1,533,606          4,995
     (32,508)           (47)       (20,467)           (23)        (4,465)             -        (19,601)           (12)
    (118,101)             -        (77,047)             -              -              -              -              -
------------  -------------   ------------  -------------   ------------  -------------   ------------  -------------


   2,223,660         97,869      1,450,841         52,320        295,786              -      1,514,005          4,983
------------  -------------   ------------  -------------   ------------  -------------   ------------  -------------

   2,620,321        100,444      1,625,972         53,373        307,723              -      1,641,812          5,116




     100,444              -         53,373              -              -              -          5,116              -
------------  -------------   ------------  -------------   ------------  -------------   ------------  -------------

$  2,720,765  $     100,444   $  1,679,345  $      53,373   $    307,723  $           -   $  1,646,928     $    5,116
============  =============   ============  =============   ============  =============   ============  =============

5. SCHEDULE OF SEPARATE ACCOUNT ONE OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1996 AND THE PERIOD OCTOBER 10, 1995 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 1995 (CONTINUED)

                                                                      SMITH BARNEY             SMITH BARNEY INCOME
                                                             INTERNATIONAL EQUITY PORTFOLIO   AND GROWTH PORTFOLIO
                                                            ------------------------------- ---------------------------
                                                                 1996           1995           1996           1995
                                                                 ----           ----           ----           ----
INVESTMENT INCOME:
Dividends.................................................  $       1,831  $          55   $     28,917  $         632
                                                            -------------  -------------   ------------  -------------

EXPENSES:
Insurance charges.........................................          9,881             14          7,315             15
Administrative fees.......................................          4,398              6          3,268              7
                                                            -------------  -------------   ------------  -------------
      Net investment income (loss)........................        (12,448)            35         18,334            610
                                                            -------------  -------------   ------------  -------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
    Proceeds from investments sold........................        139,666              -        271,548             21
    Cost of investments sold..............................        129,802              -        250,615             21
                                                            -------------  -------------   ------------  -------------

      Net realized gain (loss)............................          9,864              -         20,933              -
                                                            -------------  -------------   ------------  -------------

Change in unrealized gain (loss) on investments:
    Unrealized gain (loss) beginning of period............          1,118              -           (353)             -
    Unrealized gain (loss) end of period..................        121,359          1,118         94,212           (353)
                                                            -------------  -------------   ------------  -------------

      Net change in unrealized gain (loss) for the period.        120,241          1,118         94,565           (353)
                                                            -------------  -------------   ------------  -------------

Net increase in net assets
      resulting from operations...........................        117,657          1,153        133,832            257
                                                            -------------  -------------   ------------  -------------



UNIT TRANSACTIONS:
Participant premium payments..............................              -              -              -              -
Participant transfers from other Travelers accounts.......      1,745,858         48,301      1,264,075         37,186
Contract surrenders.......................................        (19,973)             -        (18,817)           (43)
Participant transfers to other Travelers accounts.........        (90,720)             -       (132,073)             -
                                                            -------------  -------------   ------------  -------------

    Net increase in net assets resulting
      from unit transactions..............................      1,635,165         48,301      1,113,185         37,143
                                                            -------------  -------------   ------------  -------------

      Net increase in net assets..........................      1,752,822         49,454      1,247,017         37,400



NET ASSETS:
    Beginning of period...................................         49,454              -         37,400              -
                                                            -------------  -------------   ------------  -------------

    End of period.........................................  $   1,802,276  $      49,454   $  1,284,417  $      37,400
                                                            =============  =============   ============  =============


                                                                   SMITH BARNEY
                                                              MONEY MARKET PORTFOLIO
                                                            ---------------------------
                                                                1996           1995
                                                                ----           ----
INVESTMENT INCOME:
Dividends.................................................  $    152,658  $       4,637
                                                            ------------  -------------

EXPENSES:
Insurance charges.........................................        28,570            878
Administrative fees.......................................        12,700            390
                                                            ------------  -------------
      Net investment income (loss)........................       111,388          3,369
                                                            ------------  -------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
    Proceeds from investments sold........................    12,928,844        151,146
    Cost of investments sold..............................    12,928,844        151,146
                                                            ------------  -------------

      Net realized gain (loss)............................             -              -
                                                            ------------  -------------

Change in unrealized gain (loss) on investments:
    Unrealized gain (loss) beginning of period............             -              -
    Unrealized gain (loss) end of period..................             -              -
                                                            ------------  -------------

      Net change in unrealized gain (loss) for the period.             -              -
                                                            ------------  -------------

Net increase in net assets
      resulting from operations...........................       111,388          3,369
                                                            ------------  -------------



UNIT TRANSACTIONS:
Participant premium payments..............................    20,747,433      1,818,712
Participant transfers from other Travelers accounts.......       674,596          1,711
Contract surrenders.......................................       (98,271)        (5,467)
Participant transfers to other Travelers accounts.........   (19,426,566)      (349,130)
                                                            ------------  -------------

    Net increase in net assets resulting
      from unit transactions..............................     1,897,192      1,465,826
                                                            ------------  -------------

      Net increase in net assets..........................     2,008,580      1,469,195



NET ASSETS:
    Beginning of period...................................     1,469,195              -
                                                            ------------  -------------

    End of period.........................................  $  3,477,775  $   1,469,195
                                                            ============  =============

           PUTNAM                                                   AIM CAPITAL
DIVERSIFIED INCOME PORTFOLIO  MFS TOTAL RETURN PORTFOLIO     APPRECIATION PORTFOLIO        TOTAL RETURN PORTFOLIO
---------------------------- ----------------------------  ----------------------------  -----------------------------
  1996           1995            1996           1995           1996           1995           1996           1995
  ----           ----            ----           ----           ----           ----           ----           ----
$    35,287  $           -   $      63,619  $         838   $      2,310  $          54   $     41,671  $          77
-----------  -------------   -------------  -------------   ------------  -------------   ------------  -------------


      3,873              -           8,753             11         13,032             16         12,883             19
      1,732              -           3,918              5          5,806              7          5,752              8
-----------  -------------   -------------  -------------   ------------  -------------   ------------  -------------
     29,682              -          50,948            822        (16,528)            31         23,036             50
-----------  -------------   -------------  -------------   ------------  -------------   ------------  -------------




      9,962              -          39,655             21        147,463              -        154,905             40
      9,686              -          37,947             21        130,930              -        141,505             39
-----------  -------------   -------------  -------------   ------------  -------------   ------------  -------------

        276              -           1,708              -         16,533              -         13,400              1
-----------  -------------   -------------  -------------   ------------  -------------   ------------  -------------


          -              -            (466)             -          1,010              -            505              -
      6,406              -          96,283           (466)       146,685          1,010        298,602            505
-----------  -------------   -------------  -------------   ------------  -------------   ------------  -------------

      6,406              -          96,749           (466)       145,675          1,010        298,097            505
-----------  -------------   -------------  -------------   ------------  -------------   ------------  -------------


     36,364              -         149,405            356        145,680          1,041        334,533            556
-----------  -------------   -------------  -------------   ------------  -------------   ------------  -------------




          -              -               -              -              -              -              -              -
    634,085              -       1,858,163         29,556      2,286,291         55,224      2,467,978         21,897
     (7,519)             -         (22,040)           (21)       (27,167)           (23)       (30,992)           (25)
          -              -         (61,027)             -       (121,065)             -       (116,176)             -
-----------  -------------   -------------  -------------   ------------  -------------   ------------  -------------


    626,566              -       1,775,096         29,535      2,138,059         55,201      2,320,810         21,872
-----------  -------------   -------------  -------------   ------------  -------------   ------------  -------------

    662,930              -       1,924,501         29,891      2,283,739         56,242      2,655,343         22,428




          -              -          29,891              -         56,242              -         22,428              -
-----------  -------------   -------------  -------------   ------------  -------------   ------------  -------------

$   662,930  $           -   $   1,954,392  $      29,891   $  2,339,981  $      56,242   $  2,677,771  $      22,428
===========  =============   =============  =============   ============  =============   ============  =============

5. SCHEDULE OF SEPARATE ACCOUNT ONE OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1996 AND THE PERIOD OCTOBER 10, 1995 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 1995 (CONTINUED)


                                                                           COMBINED
                                                           ---------------------------------------
                                                                  1996               1995
                                                                  ----               ----
INVESTMENT INCOME:
Dividends.................................................  $         594,038  $          11,018
                                                            -----------------  -----------------

EXPENSES:
Insurance charges.........................................            123,962              1,018
Administrative fees.......................................             55,266                453
                                                            -----------------  -----------------
      Net investment income (loss)........................            414,810              9,547
                                                            -----------------  -----------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
    Proceeds from investments sold........................         14,137,048            151,311
    Cost of investments sold..............................         14,032,333            151,309
                                                            -----------------  -----------------

      Net realized gain (loss)............................            104,715                  2
                                                            -----------------  -----------------

Change in unrealized gain (loss) on investments:
    Unrealized gain (loss) beginning of period............                944                  -
    Unrealized gain (loss) end of period..................          1,262,660                944
                                                            -----------------  -----------------

      Net change in unrealized gain (loss) for the period.          1,261,716                944
                                                            -----------------  -----------------

Net increase in net assets
      resulting from operations...........................          1,781,241             10,493
                                                            -----------------  -----------------



UNIT TRANSACTIONS:
Participant premium payments..............................         20,747,433          1,818,712
Participant transfers from other Travelers accounts.......         17,805,104            349,129
Contract surrenders.......................................           (314,374)            (5,661)
Participant transfers to other Travelers accounts.........        (20,145,618)          (349,130)
                                                            -----------------  -----------------

    Net increase in net assets resulting
      from unit transactions..............................         18,092,545          1,813,050
                                                            -----------------  -----------------

      Net increase in net assets..........................         19,873,786          1,823,543



NET ASSETS:
    Beginning of period...................................          1,823,543                  -
                                                            -----------------  -----------------

    End of period.........................................  $      21,697,329  $       1,823,543
                                                            =================  =================

                       REPORT OF INDEPENDENT ACCOUNTANTS


To the Owners of Variable Life Insurance Contracts of
   The Travelers Variable Life Insurance Separate Account One:


We have audited the accompanying statement of assets and liabilities of The Travelers Variable Life Insurance Separate Account One as of December 31, 1996, and the related statement of operations for the year then ended, and the statement of changes in net assets for each of the applicable periods ended December 31, 1996 and 1995. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of shares owned as of December 31, 1996, by correspondence with underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Variable Life Insurance Separate Account One as of December 31, 1996, the results of its operations for the year then ended, and the changes in its net assets for each of the applicable periods ended December 31, 1996 and 1995, in conformity with generally accepted accounting principles.


COOPERS & LYBRAND L.L.P.


Hartford, Connecticut
February 7, 1997

                            Independent Accountants
                            COOPERS & LYBRAND L.L.P.
                             Hartford, Connecticut





This report is prepared for the general information of contract owners and is not an offer of shares of The Travelers Variable Life Insurance Separate Account One or Separate Account One's underlying funds. It should not be used in connection with any offer except in conjunction with the Prospectuses for the Variable Universal Life Insurance products offered by The Travelers Life and Annuity Company and the Prospectuses for the underlying funds, which collectively contain all pertinent information, including the applicable sales commissions.





VG-SEP1    (Annual)    (12-96)    Printed in U.S.A.